OTHER EXPENSES - OTHER (INCOME) COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Expense [Abstract]
Finance income	$ (2.8)	$ (1.1)
Net gain on derivatives	0.0	(1.8)
Net foreign exchange (gain) loss	(23.9)	21.6
Other (income) costs, net	$ (26.7)	$ 18.7